Concentration of risks	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Concentration of risks
Note 26 - Concentration of risks

Credit risk is one of the most significant risks for the Company’s business and arise principally in lending activities.

Credit risk on loans receivable is controlled by the application of credit approvals, limits and monitoring procedures. To minimize credit risk, the Company requires collateral primarily in the form of rights to property.

The Company originates loans to customers located primarily in Hong Kong. This geographic concentration of credit exposes the Company to a higher degree of risk associated with this economic region.

In measuring the credit risk of lending loans to corporate customers, the Company mainly reflects the “probability of default” by the customer on its contractual obligations and considers the current financial position of the customer and the exposures to the customer and its likely future development. For individual customers, the Company uses standard approval procedures to manage credit risk for personal loans.

As of December 31, 2018, the loan receivable due from 3 customers accounted for 10%, 10% and 51% of total loan receivable, respectively. As of December 31, 2018, no other customer accounted for more than 10% of total loan balance.

As of December 31, 2017, the loan receivable due from 3 customer accounted for 16%, 48% and 36% of total loan receivable, respectively. As of December 31, 2017, no other customer accounted for more than 10% of total loan balance.

Revenue from 2 major customers was
14
% and 23%
of the Company’s total revenues, respectively, for the year ended December 31, 2018, respectively. No other single customer accounted for more than
10%
of the Company’s total revenues during the year ended December 31, 2018.

Revenue from 2 major customers was
 66.7%
and 18.3% of the Company’s total revenues, respectively, for the year ended December 31, 2017. No other single customer accounted for more than 10% of the Company’s total revenues during the year ended December 31, 2017.

Revenue from a major customer wad approximately
85.1%
of the Company’s total revenues for the year ended December 31, 2016. No other single customer accounted for more than 10% of the Company’s total revenues during the year ended December 31, 2016.

Three major vendors provided approximately
90.6%
of total purchases by the Company during the year ended December 31, 2017.

 A major vendor provided approximately 86.1% of total purchases by the Company during the year ended December 31, 2016.